UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23998

Harris Oakmark ETF Trust

(Exact name of Registrant as specified in charter)

111 South Wacker Drive, Suite 4600

Chicago, Illinois 60606-4319

(Address of principal executive offices) (Zip code)

Joseph J. Allessie, Esq. Harris Associates L.P. 111 South Wacker Drive, Suite 4600 Chicago, Illinois 60606-4319	Ndenisarya M. Meekins, Esq. K&L Gates LLP 1601 K Street, N.W. Washington, D.C. 20006-1600

(Name and address of agents for service)

Registrant's telephone number, including area code: (312) 646-3600

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Shareholders.

(a)	Following is a copy of the semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Act.

TABLE OF CONTENTS

Oakmark Global Large Cap ETF OAKG

Oakmark International Large Cap ETF OAKI

Oakmark U.S. Large Cap ETF OAKM

OAKG

Principal Listing Exchange: NYSE Arca

Oakmark Global Large Cap ETF

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Global Large Cap ETF (the "Fund") for the period of December 11, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/etfs/oakg. You can also request this information without charge by contacting us at 1-800 (458-7452) or contacting your intermediary.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oakmark Global Large Cap ETF	$18Footnote Reference+	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	Expenses for a full reporting period would have been higher.

How did the Fund perform during the reporting period and what affected its performance?

Oakmark Global Large Cap ETF returned -5.04% on a net asset value ("NAV") basis  for the period December 11, 2025 to March 31, 2026, underperforming its benchmark, the MSCI World Index (Net), which returned -3.40% over the same period.

  The Fund’s exposure to Switzerland and South Korea contributed most to returns, while exposure to United States and France detracted most from returns.

  At the equity sector level, Energy and Materials performed the strongest, while Information Technology and Consumer Discretionary were the worst performing sectors.

  At the equity holdings level, Glencore PLC (Switzerland) led the positive contributors followed by Samsung Electronics Co. Ltd. (South Korea) and ConocoPhillips (U.S.). Capgemini SE (France), IQVIA Holdings, Inc. (United States) and Salesforce, Inc. (U.S.) were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $10,000 investment (as of March 31, 2026)

Table Summary
	Oakmark Global Large Cap ETF	MSCI World Index (Net)	MSCI World Value Index (Net)
12/11/2025	$10,000	$10,000	$10,000
12/31/2025	$10,152	$10,018	$10,087
3/31/2026	$9,496	$9,660	$10,206

Average annual total returns (%)

Table Summary
Fund	Since Inception 12/11/2025
Oakmark Global Large Cap ETF (at NAV)	(5.04%)
MSCI World Index (Net)	(3.40%)
MSCI World Value Index (Net)	2.05%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/etfs/oakg.

Key Fund statistics

Table Summary
Total Net Assets	$34,098,774
# of Portfolio Holdings	54
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$57,847

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
BNP Paribas SA	3.2%
Airbnb, Inc., Class A	3.0%
IQVIA Holdings, Inc.	3.0%
Salesforce, Inc.	3.0%
adidas AG	2.8%
Sunbelt Rentals Holdings, Inc.	2.8%
Glencore PLC	2.6%
Mondelez International, Inc., Class A	2.4%
Daimler Truck Holding AG	2.4%
Bayer AG	2.4%

Geographic allocation

Table Summary
United States	55.4%
Germany	13.5%
France	10.3%
Switzerland	4.8%
United Kingdom	4.7%
South Korea	4.1%
Denmark	2.2%
Sweden	2.0%
Netherlands	1.5%
China	1.4%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Sector allocation

Table Summary
Financials	19.9%
Health Care	17.5%
Industrials	13.9%
Information Technology	12.7%
Consumer Discretionary	12.6%
Consumer Staples	10.0%
Communication Services	4.5%
Energy	4.1%
Materials	3.9%
Short Term Investments & Other, Net	0.9%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/etfs/oakg.

Phone: 1-800-(458-7452)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-(458-7452) or contact your intermediary.

OAKG

Oakmark Global Large Cap ETF

Semi-Annual Shareholder Report March 31, 2026

OAKG-SAR

OAKI

Principal Listing Exchange: NYSE Arca

Oakmark International Large Cap ETF

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark International Large Cap ETF (the "Fund") for the period of December 11, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/etfs/oaki. You can also request this information without charge by contacting us at 1-800 (458-7452) or contacting your intermediary.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oakmark International Large Cap ETF	$19Footnote Reference+	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	Expenses for a full reporting period would have been higher.

How did the Fund perform during the reporting period and what affected its performance?

Oakmark International Large Cap ETF returned -5.56% on a net asset value ("NAV") basis  for the period December 11, 2025 to March 31, 2026, underperforming its benchmark, the MSCI World ex U.S. Index (Net), which returned 1.35% over the same period.

  The Fund’s exposure to South Korea and Switzerland contributed most to returns, while exposure to the France and Germany detracted most from returns.

  At the equity sector level, Industrials and Materials performed the strongest, while Consumer Discretionary and Consumer Staples were the worst performing sectors.

  At the equity holdings level, Glencore PLC (Switzerland) led the positive contributors followed by Samsung Electronics Co. Ltd. (South Korea) and Volvo AB, Class B (Sweden). Capgemini SE (France), Flutter Entertainment PLC (United Kingdom) and Bayerische Motoren Werke AG (Germany) were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $10,000 investment (as of March 31, 2026)

Table Summary
	Oakmark International Large Cap ETF	MSCI World ex U.S. Index (Net)	MSCI World ex U.S. Value Index (Net)
12/11/2025	$10,000	$10,000	$10,000
12/31/2025	$10,239	$10,231	$10,312
3/31/2026	$9,444	$10,135	$10,570

Average annual total returns (%)

Table Summary
Fund	Since Inception 12/11/2025
Oakmark International Large Cap ETF (at NAV)	(5.56%)
MSCI World ex U.S. Index (Net)	1.35%
MSCI World ex U.S. Value Index (Net)	5.67%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/etfs/oaki.

Key Fund statistics

Table Summary
Total Net Assets	$68,883,448
# of Portfolio Holdings	49
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$116,515

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
BNP Paribas SA	3.7%
Sunbelt Rentals Holdings, Inc.	3.5%
adidas AG	3.2%
Glencore PLC	3.0%
Bayer AG	3.0%
Bayerische Motoren Werke AG	2.9%
Dassault Systemes SE	2.9%
Reckitt Benckiser Group PLC	2.8%
DSV AS	2.7%
Symrise AG	2.7%

Geographic allocation

Table Summary
France	23.3%
Germany	20.9%
United Kingdom	9.5%
United States	8.7%
Netherlands	8.6%
Japan	5.8%
Switzerland	5.4%
South Korea	5.2%
Denmark	2.7%
Mexico	2.2%
Other	7.6%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Sector allocation

Table Summary
Industrials	18.3%
Consumer Discretionary	16.5%
Consumer Staples	16.0%
Financials	15.7%
Information Technology	12.6%
Health Care	9.3%
Materials	8.1%
Communication Services	2.0%
Short Term Investments & Other, Net	1.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/etfs/oaki.

Phone: 1-800-(458-7452)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-(458-7452) or contact your intermediary.

OAKI

Oakmark International Large Cap ETF

Semi-Annual Shareholder Report March 31, 2026

OAKI-SAR

OAKM

Principal Listing Exchange: NYSE Arca

Oakmark U.S. Large Cap ETF

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark U.S. Large Cap ETF (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/etfs/oakm. You can also request this information without charge by contacting us at 1-800 (458-7452) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oakmark U.S. Large Cap ETF	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark U.S. Large Cap ETF returned 3.54% on a net asset value ("NAV") basis  for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Communication Services performed the strongest, while Financials and Information Technology were the worst performing sectors.

  At the equity holdings level, ConocoPhillips led the positive contributors followed by Alphabet, Inc., Class A and Targa Resources Corp. Fiserv, Inc., Equifax, Inc. and Salesforce, Inc. were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $10,000 investment (as of March 31, 2026)

Table Summary
	Oakmark U.S. Large Cap ETF	S&P 500 Index	Russell 1000 Value Index
12/3/24	$10,000	$10,000	$10,000
12/31/24	$9,479	$9,737	$9,364
3/31/25	$9,859	$9,321	$9,564
6/30/25	$10,355	$10,341	$9,927
9/30/25	$10,798	$11,181	$10,456
12/31/25	$11,512	$11,478	$10,854
3/31/26	$11,187	$10,980	$11,082

Average annual total returns (%)

Table Summary
Fund	1 Year	Since Inception 12/3/2024
Oakmark U.S. Large Cap ETF (at NAV)	13.39%	8.83%
S&P 500 Index	17.80%	7.31%
Russell 1000 Value Index	15.87%	8.06%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/etfs/oakm.

Key Fund statistics

Table Summary
Total Net Assets	$1,064,445,675
# of Portfolio Holdings	39
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$2,726,218

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
ConocoPhillips	5.2%
Phillips 66	4.4%
Targa Resources Corp.	3.8%
Citigroup, Inc.	3.7%
Corteva, Inc.	3.4%
State Street Corp.	3.4%
Willis Towers Watson PLC	3.4%
Salesforce, Inc.	3.3%
Merck & Co., Inc.	3.3%
Airbnb, Inc., Class A	3.3%

Sector allocation

Table Summary
Financials	35.2%
Energy	13.4%
Health Care	12.3%
Consumer Discretionary	8.8%
Industrials	7.5%
Communication Services	6.1%
Materials	4.9%
Information Technology	4.8%
Consumer Staples	4.6%
Real Estate	1.6%
Short Term Investments & Other, Net	0.8%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/etfs/oakm.

Phone: 1-800-(458-7452)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-(458-7452) or contact your intermediary.

OAKM

Oakmark U.S. Large Cap ETF

Semi-Annual Shareholder Report March 31, 2026

OAKM-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

(a)	Not required in this filing.

(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Registrant’s financial statements, which are included in Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

March 31, 2026

Semi-Annual Financial Statements
and Other Information

Oakmark Global Large Cap ETF

Oakmark International Large Cap ETF

Oakmark U.S. Large Cap ETF

Oakmark ETFs

March 31, 2026

Semi-Annual Financial Statements and Other Information

Semi-Annual Financial Statements and Other Information:  Oakmark ETFs

Oakmark Global Large Cap ETF

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands)

Shares	Value
Shares	Value
Common stocks - 97.2%
FINANCIALS - 19.9%
FINANCIAL SERVICES - 9.3%
Julius Baer Group Ltd. (Switzerland)	10	$762
Intercontinental Exchange, Inc. (United States)	5	742
Charles Schwab Corp. (United States)	7	653
Carlyle Group, Inc. (United States)	11	553
Capital One Financial Corp. (United States)	3	471
		3,181
BANKS - 6.9%
BNP Paribas SA (France)	12	1,091
KB Financial Group, Inc. (South Korea)	8	764
Bank of America Corp. (United States)	10	491
		2,346
INSURANCE - 3.7%
Willis Towers Watson PLC (United States)	2	520
American International Group, Inc. (United States)	5	412
Allianz SE (Germany)	1	342
		1,274
		6,801
HEALTH CARE - 17.5%
HEALTH CARE EQUIPMENT & SERVICES - 8.8%
Becton Dickinson & Co. (United States)	5	718
GE HealthCare Technologies, Inc. (United States)	10	717
Elevance Health, Inc. (United States)	2	703
Fresenius SE & Co. KGaA (Germany)	9	480
Molina Healthcare, Inc. (United States) (a)	3	388
		3,006
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.7%
IQVIA Holdings, Inc. (United States) (a)	6	1,012
Bayer AG (Germany)	18	812
AstraZeneca PLC ADR (United Kingdom) (b)	3	546
Roche Holding AG (United States)	1	399
Waters Corp. (United States) (a)	1	204
		2,973
		5,979
INDUSTRIALS - 13.9%
CAPITAL GOODS - 10.2%
Sunbelt Rentals Holdings, Inc. (United States)	14	942
Daimler Truck Holding AG (Germany)	17	816
CNH Industrial NV (United States)	74	812
Airbus SE (France)	2	462
Deere & Co. (United States)	1	424
		3,456
TRANSPORTATION - 2.2%
DSV AS (Denmark)	3	$758
COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
Equifax, Inc. (United States)	3	517
		4,731
CONSUMER DISCRETIONARY - 12.6%
CONSUMER DURABLES & APPAREL - 4.6%
adidas AG (Germany)	6	960
Kering SA (France)	2	612
		1,572
CONSUMER SERVICES - 3.0%
Airbnb, Inc., Class A (United States) (a)	8	1,020
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.8%
Prosus NV (Netherlands)	11	495
Alibaba Group Holding Ltd. ADR (China) (b)	4	471
		966
AUTOMOBILES & COMPONENTS - 2.2%
Bayerische Motoren Werke AG (Germany)	8	733
		4,291
INFORMATION TECHNOLOGY - 10.8%
SOFTWARE & SERVICES - 8.8%
Salesforce, Inc. (United States)	5	1,008
Dassault Systemes SE (France)	35	704
Gartner, Inc. (United States) (a)	4	642
Capgemini SE (France)	5	636
		2,990
TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
Hexagon AB, Class B (Sweden)	73	691
		3,681
CONSUMER STAPLES - 10.0%
FOOD, BEVERAGE & TOBACCO - 6.1%
Mondelez International, Inc., Class A (United States)	14	825
Keurig Dr. Pepper, Inc. (United States)	28	743
Diageo PLC (United Kingdom)	28	513
		2,081
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.3%
Sysco Corp. (United States)	11	795
HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
Reckitt Benckiser Group PLC (United Kingdom)	8	535
		3,411

Semi-Annual Financial Statements and Other Information:  Oakmark ETFs  |  1

Oakmark Global Large Cap ETF

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands) (continued)

Shares	Value
Common stocks - 97.2% (continued)
COMMUNICATION SERVICES - 4.5%
MEDIA & ENTERTAINMENT - 4.5%
Alphabet, Inc., Class A (United States)	2	$531
Netflix, Inc. (United States) (a)	5	475
Charter Communications, Inc., Class A (United States) (a)	2	435
Warner Bros Discovery, Inc. (United States) (a)	3	80
		1,521
ENERGY - 4.1%
ConocoPhillips (United States)	6	751
Phillips 66 (United States)	3	631
		1,382
MATERIALS - 3.9%
Glencore PLC (Switzerland)	119	887
Symrise AG (Germany)	5	453
		1,340
Total common stocks - 97.2% (Cost $36,229)		33,137
Preferred stocks - 1.9%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.9%
Samsung Electronics Co. Ltd. (South Korea)	9	640
Total preferred stocks - 1.9% (Cost $513)		640
Par Value		Value
Short-term investments - 0.8%
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp. Repurchase Agreement, 3.64% dated 3/31/26 due 4/1/26, repurchase price $297, collateralized by a United States Treasury Note, 3.750% due 8/15/27, value plus accrued interest of $303 (Cost: $297)	$297	297
Total short-term investments - 0.8% (Cost $297)		297
TOTAL INVESTMENTS - 99.9% (COST $37,039)		34,074
Foreign Currencies (Cost $0) - 0.0% (c)		0	(d)
Other Assets In Excess of Liabilities - 0.1%		25
TOTAL NET ASSETS - 100.0%		$34,099
(a)
Non-income producing security.
(b)
Sponsored American Depositary Receipt
(c)
Amount rounds to less than 0.1%.
(d)
Amount rounds to less than $1,000.

2  |  Semi-Annual Financial Statements and Other Information:  Oakmark ETFs

Oakmark International Large Cap ETF

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands)

Shares	Value
Shares	Value
Common stocks - 96.7%
INDUSTRIALS - 18.3%
CAPITAL GOODS - 13.0%
Sunbelt Rentals Holdings, Inc. (United States)	37	$2,387
Daimler Truck Holding AG (Germany)	38	1,827
SMC Corp. (Japan)	5	1,773
CNH Industrial NV (United States)	127	1,399
Airbus SE (France)	7	1,283
Metso OYJ (Finland)	17	292
		8,961
TRANSPORTATION - 3.7%
DSV AS (Denmark)	8	1,860
Ryanair Holdings PLC ADR (Ireland) (a)	12	690
		2,550
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
Rentokil Initial PLC (United Kingdom)	174	1,076
		12,587
CONSUMER DISCRETIONARY - 16.5%
CONSUMER DURABLES & APPAREL - 8.9%
adidas AG (Germany)	14	2,207
LVMH Moet Hennessy Louis Vuitton SE (France)	3	1,394
Kering SA (France)	4	1,324
Cie Financiere Richemont SA, Class A (Switzerland)	7	1,221
		6,146
AUTOMOBILES & COMPONENTS - 2.9%
Bayerische Motoren Werke AG (Germany)	22	2,009
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.5%
Alibaba Group Holding Ltd. ADR (China) (a)	8	965
Coupang, Inc. (South Korea) (b)	40	750
		1,715
CONSUMER SERVICES - 2.2%
Accor SA (France)	33	1,540
		11,410
CONSUMER STAPLES - 16.0%
FOOD, BEVERAGE & TOBACCO - 11.2%
Pernod Ricard SA (France)	22	1,643
Danone SA (France)	19	1,553
Fomento Economico Mexicano SAB de CV ADR (Mexico) (a)	14	1,551
Asahi Group Holdings Ltd. (Japan)	141	1,405
Diageo PLC (United Kingdom)	45	829
Mondelez International, Inc., Class A (United States)	13	739
		7,720

HOUSEHOLD & PERSONAL PRODUCTS - 2.8%
Reckitt Benckiser Group PLC (United Kingdom)	29	$1,962
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
Koninklijke Ahold Delhaize NV (Netherlands)	29	1,352
		11,034
FINANCIALS - 15.7%
BANKS - 8.0%
BNP Paribas SA (France)	27	2,569
KB Financial Group, Inc. (South Korea)	17	1,574
Bank Mandiri Persero Tbk. PT (Indonesia)	4,848	1,347
		5,490
INSURANCE - 7.1%
ASR Nederland NV (Netherlands)	24	1,632
Allianz SE (Germany)	3	1,450
Prudential PLC (United Kingdom)	95	1,303
Reinsurance Group of America, Inc. (United States)	3	535
		4,920
FINANCIAL SERVICES - 0.6%
Julius Baer Group Ltd. (Switzerland)	5	381
		10,791
INFORMATION TECHNOLOGY - 10.8%
SOFTWARE & SERVICES - 6.1%
Dassault Systemes SE (France)	99	1,967
Capgemini SE (France)	12	1,417
Fujitsu Ltd. (Japan)	40	794
		4,178
TECHNOLOGY HARDWARE & EQUIPMENT - 2.8%
Hexagon AB, Class B (Sweden)	150	1,426
TE Connectivity PLC (Ireland)	3	547
		1,973
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
ASML Holding NV (Netherlands)	1	1,301
		7,452
HEALTH CARE - 9.3%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.9%
Bayer AG (Germany)	45	2,050
AstraZeneca PLC ADR (United Kingdom) (a)	7	1,354
		3,404
HEALTH CARE EQUIPMENT & SERVICES - 4.4%
Fresenius SE & Co. KGaA (Germany)	31	1,595
Siemens Healthineers AG (Germany)	34	1,408
		3,003
		6,407

Semi-Annual Financial Statements and Other Information:  Oakmark ETFs  |  3

Oakmark International Large Cap ETF

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands) (continued)

Shares	Value
Common stocks - 96.7% (continued)
MATERIALS - 8.1%
Glencore PLC (Switzerland)	279	$2,090
Symrise AG (Germany)	22	1,858
Akzo Nobel NV (Netherlands)	29	1,640
		5,588
COMMUNICATION SERVICES - 2.0%
MEDIA & ENTERTAINMENT - 2.0%
Publicis Groupe SA (France)	17	1,363
Total common stocks - 96.7% (Cost $73,117)		66,632
Preferred stocks - 1.8%
INFORMATION TECHNOLOGY - 1.8%
TECHNOLOGY HARDWARE & EQUIPMENT - 1.8%
Samsung Electronics Co. Ltd. (South Korea)	17	1,251
Total preferred stocks - 1.8% (Cost $1,020)		1,251
Par Value		Value
Short-term investments - 1.4%
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp. Repurchase Agreement, 3.64% dated 3/31/26 due 4/1/26, repurchase price $940, collateralized by a United States Treasury Note, 3.750% due 8/15/27, value plus accrued interest of $958 (Cost: $939)	$939	939
Total short-term investments - 1.4% (Cost $939)		939
TOTAL INVESTMENTS - 99.9% (COST $75,076)		68,822
Foreign Currencies (Cost $1) - 0.0% (c)		1
Other Assets In Excess of Liabilities - 0.1%		60
TOTAL NET ASSETS - 100.0%		$68,883
(a)
Sponsored American Depositary Receipt
(b)
Non-income producing security.
(c)
Amount rounds to less than 0.1%.

4  |  Semi-Annual Financial Statements and Other Information:  Oakmark ETFs

Oakmark U.S. Large Cap ETF

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands)

Shares	Value
Shares	Value
Common stocks - 99.2%
FINANCIALS - 35.2%
FINANCIAL SERVICES - 17.9%
State Street Corp.	288	$36,445
Intercontinental Exchange, Inc.	219	34,494
Charles Schwab Corp.	351	32,987
Capital One Financial Corp.	164	29,923
Fiserv, Inc. (a)	526	29,374
Global Payments, Inc.	257	17,289
Corebridge Financial, Inc.	401	9,563
		190,075
BANKS - 11.0%
Citigroup, Inc.	349	39,594
Bank of America Corp.	665	32,397
Wells Fargo & Co.	290	23,114
First Citizens BancShares, Inc., Class A	12	22,386
		117,491
INSURANCE - 6.3%
Willis Towers Watson PLC	124	35,918
American International Group, Inc.	416	31,323
		67,241
		374,807
ENERGY - 13.4%
ConocoPhillips	422	55,648
Phillips 66	254	46,323
Targa Resources Corp.	163	40,758
		142,729
HEALTH CARE - 12.3%
HEALTH CARE EQUIPMENT & SERVICES - 7.1%
Elevance Health, Inc.	94	27,509
Zimmer Biomet Holdings, Inc.	303	27,366
GE HealthCare Technologies, Inc.	293	20,879
		75,754
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.2%
Merck & Co., Inc.	290	34,847
IQVIA Holdings, Inc. (a)	120	20,476
		55,323
		131,077
CONSUMER DISCRETIONARY - 8.8%
CONSUMER SERVICES - 3.3%
Airbnb, Inc., Class A (a)	274	34,626
AUTOMOBILES & COMPONENTS - 2.3%
General Motors Co.	328	24,463
CONSUMER DURABLES & APPAREL - 1.7%
NIKE, Inc., Class B	346	18,253
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.5%
Genuine Parts Co.	155	$16,429
		93,771
INDUSTRIALS - 7.5%
TRANSPORTATION - 5.5%
Delta Air Lines, Inc.	471	31,326
Union Pacific Corp.	113	27,438
		58,764
COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
Equifax, Inc.	116	20,939
		79,703
COMMUNICATION SERVICES - 6.1%
MEDIA & ENTERTAINMENT - 6.1%
Alphabet, Inc., Class A	92	26,347
Warner Bros Discovery, Inc. (a)	772	21,200
Charter Communications, Inc., Class A (a)	80	17,261
		64,808
MATERIALS - 4.9%
Corteva, Inc.	437	36,583
Amrize Ltd. (a)	282	15,814
		52,397
INFORMATION TECHNOLOGY - 4.8%
SOFTWARE & SERVICES - 3.3%
Salesforce, Inc.	190	35,474
TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
CDW Corp.	126	15,259
		50,733
CONSUMER STAPLES - 4.6%
FOOD, BEVERAGE & TOBACCO - 4.6%
Keurig Dr. Pepper, Inc.	1,261	33,190
Constellation Brands, Inc., Class A	102	15,226
		48,416
REAL ESTATE - 1.6%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.6%
CBRE Group, Inc., Class A (a)	128	17,325
Total common stocks - 99.2% (Cost $1,069,654)		1,055,766

Semi-Annual Financial Statements and Other Information:  Oakmark ETFs  |  5

Oakmark U.S. Large Cap ETF

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands) (continued)

Par Value	Value
Short-term investments - 0.7%
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp. Repurchase Agreement, 3.64% dated 3/31/26 due 4/1/26, repurchase price $7,763, collateralized by a United States Treasury Note, 4.375% due 7/15/27, value plus accrued interest of $7,917 (Cost: $7,762)	$7,762	$7,762
Total short-term investments - 0.7% (Cost $7,762)		7,762
TOTAL INVESTMENTS - 99.9% (COST $1,077,416)		1,063,528
Other Assets In Excess of Liabilities - 0.1%		918
TOTAL NET ASSETS - 100.0%		$1,064,446
(a)
Non-income producing security.

6  |  Semi-Annual Financial Statements and Other Information:  Oakmark ETFs

Oakmark ETFs

March 31, 2026 (Unaudited)

Statement of Assets and Liabilities (in thousands except per share amounts)

Oakmark Global Large Cap ETF			Oakmark International Large Cap ETF	Oakmark U.S. Large Cap ETF
Assets
Investments in unaffiliated securities, at value (a)	$34,074		$68,822	$1,063,528
Foreign currency, at value (b)	0	(c)	1	0
Receivable for:
Fund shares sold	0		0	276
Dividends and interest from unaffiliated securities (Net of foreign tax withheld)	28		64	1,028
Tax reclaim from unaffiliated securities	2		6	0
Total receivables	30		71	1,304
Total assets	$34,104		$68,893	$1,064,832
Liabilities and net assets
Payable for:
Due to custodian	$1		$1	$0
Securities purchased	0		0	267
Investment advisory fee	4		9	119
Total liabilities	5		10	386
Net assets applicable to Fund shares outstanding	$34,099		$68,883	$1,064,446
Analysis of net assets
Paid in capital	$36,768		$74,736	$996,812
Distributable earnings	(2,669)		(5,853)	67,634
Net assets applicable to Fund shares outstanding	$34,099		$68,883	$1,064,446
Price of shares
Net asset value, offering and redemption price per share:	$24.01		$23.67	$27.56
Net assets	$34,099		$68,883	$1,064,446
Shares outstanding (Unlimited shares authorized)	1,420		2,910	38,624
(a) Identified cost of investments in unaffiliated securities.	$37,039		$75,076	$1,077,416
(b) Identified cost of foreign currency.	$0	(c)	$1	$0
(c)	Amount rounds to less than $1,000.

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information:  Oakmark ETFs  |  7

Oakmark ETFs

Statements of Operations March 31, 2026 (Unaudited) (in thousands)

Oakmark Global Large Cap ETF(a)		Oakmark International Large Cap ETF(a)	Oakmark U.S. Large Cap ETF
Investment Income:
Dividends from unaffiliated securities	$138	$274	$7,570
Interest income from unaffiliated securities	4	9	166
Foreign taxes withheld	(6)	(21)	0
Total investment income	136	262	7,736
Expenses:
Investment advisory fee	64	126	2,957
Total expenses	64	126	2,957
Advisory fee waiver / Expense Reimbursement from Advisor	(5)	(9)	(231)
Net expenses	59	117	2,726
Net investment income	77	145	5,010
Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated investments	234	265	(584)
Unaffiliated in-kind transactions	0	0	89,264
Foreign currency transactions	(6)	7	0
Net realized gain	228	272	88,680
Net change in unrealized depreciation on:
Unaffiliated investments	(2,965)	(6,254)	(72,133)
Foreign currency translation	(1)	(1)	0
Net change in unrealized (depreciation)	(2,966)	(6,255)	(72,133)
Net realized and unrealized gain (loss)	(2,738)	(5,983)	16,547
Net increase (decrease) in net assets resulting from operations	$(2,661)	$(5,838)	$21,557
(a)
Fund commenced operation on December 11, 2025.

See accompanying Notes to Financial Statements.

8  |  Semi-Annual Financial Statements and Other Information:  Oakmark ETFs

Oakmark ETFs

Statements of Changes in Net Assets (in thousands)

Oakmark Global Large Cap ETF
Period Ended March 31, 2026 (Unaudited)(a)
From Operations:
Net investment income	$77
Net realized gain	228
Net change in unrealized (depreciation)	(2,966)
Net increase (decrease) in net assets from operations	(2,661)
Distributions to shareholders from:
Distributions to shareholders	(8)
Total distributions to shareholders	(8)
From Fund share transactions:
Proceeds from shares sold	36,768
Net increase in net assets from Fund share transactions	36,768
Total increase in net assets	34,099
Net assets:
Beginning of period	—
End of period	$34,099
Fund share transactions
Shares sold	1,420
Shares issued in reinvestment of dividends	0
Less shares redeemed	0
Net increase in shares outstanding	1,420
(a)
Fund commenced operation on December 11, 2025.

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information:  Oakmark ETFs  |  9

Oakmark ETFs

Statements of Changes in Net Assets (in thousands) (continued)

Oakmark International Large Cap ETF
Period Ended March 31, 2026 (Unaudited)(a)
From Operations:
Net investment income	$145
Net realized gain	272
Net change in unrealized (depreciation)	(6,255)
Net increase (decrease) in net assets from operations	(5,838)
Distributions to shareholders from:
Distributions to shareholders	(15)
Total distributions to shareholders	(15)
From Fund share transactions:
Proceeds from shares sold	74,736
Net increase in net assets from Fund share transactions	74,736
Total increase in net assets	68,883
Net assets:
Beginning of period	—
End of period	$68,883
Fund share transactions
Shares sold	2,910
Shares issued in reinvestment of dividends	0
Less shares redeemed	0
Net increase in shares outstanding	2,910
(a)
Fund commenced operation on December 11, 2025.

See accompanying Notes to Financial Statements.

10  |  Semi-Annual Financial Statements and Other Information:  Oakmark ETFs

Oakmark ETFs

Statements of Changes in Net Assets (in thousands)

	Oakmark U.S. Large Cap ETF
Six Months Ended March 31, 2026 (Unaudited)		Period Ended September 30, 2025(a)
From Operations:
Net investment income	$5,010	$3,279
Net realized gain	88,680	5,510
Net change in unrealized appreciation (depreciation)	(72,133)	58,245
Net increase in net assets from operations	21,557	67,034
Distributions to shareholders from:
Distributions to shareholders	(5,923)	(17)
Total distributions to shareholders	(5,923)	(17)
From Fund share transactions:
Proceeds from shares sold	680,108	751,596
Payment for shares redeemed	(329,989)	(119,920)
Net increase in net assets from Fund share transactions	350,119	631,676
Total increase in net assets	365,753	698,693
Net assets:
Beginning of period	698,693	—
End of period	$1,064,446	$698,693
Fund share transactions
Shares sold	24,360	30,864
Shares issued in reinvestment of dividends	0	0
Less shares redeemed	(11,810)	(4,790)
Net increase in shares outstanding	12,550	26,074
(a)
Commenced operations on December 3, 2024.

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information:  Oakmark ETFs  |  11

Harris Oakmark ETF Trust

Notes to Financial Statements (Unaudited)

1.
ORGANIZATION

The following are the significant accounting policies of Oakmark Global Large Cap ETF (“Global ETF”), Oakmark International Large Cap ETF (“International ETF”) and Oakmark U.S. Large Cap ETF (“U.S. ETF”), collectively referred to as the “Funds,” each a series of Harris Oakmark ETF Trust (the “Trust”), a Delaware statutory trust, organized on July 11, 2024, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services—Investment Companies.

Each Fund is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

Each Fund issues shares to, and redeems shares from, certain institutional investors known as Authorized Participants (typically market makers or other broker-dealers who have entered into contractual arrangements with the Funds’ distributor) only in large blocks of Fund shares known as “Creation Units.” Creation Unit transactions are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by each Fund and a specified amount of cash.

Shares of each Fund are listed on the NYSE Arca, Inc. (“Exchange”) and trade in the secondary market, where most investors buy and sell them at market prices that change throughout the day. Such market prices may be lower, higher or equal to the net asset value (the “NAV”). Accordingly, when transacting in the secondary market, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. They may also be subject to brokerage commissions and charges. Shares of each Fund are or will be traded on the Exchange.

2.
SIGNIFICANT ACCOUNTING POLICIES

Security valuation

A Fund’s share price is also called the NAV of a share. The NAV per share of each class of each Fund is normally determined by the Funds’ custodian as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (the “NYSE”) on any day on which the NYSE is open for regular trading. If the NYSE is unexpectedly closed on a day it would normally be open for business, or if the NYSE has an unscheduled early closure, the Funds reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

The NYSE is closed on Saturdays and Sundays and on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Juneteenth National Independence Day, Independence Day, the first Monday in September, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. A Fund’s NAV will not be calculated on days when the NYSE is closed. The NAV of a Fund’s shares is determined by dividing the value of the assets attributable to that Fund, less liabilities attributable to that Fund, by the number of outstanding shares of that Fund.

Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Funds’ portfolio holdings may change on days when the NYSE is not open for trading and you cannot purchase or redeem Fund shares.

Equity securities principally traded on securities exchanges in the United States are valued at the last reported sale price or the official closing price as of the time of valuation on that exchange, or lacking a reported sale price on the principal exchange at the time of valuation, at the most recent bid quotation on the principal exchange. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price (“NOCP”), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations.

Each equity security principally traded on a securities exchange outside the United States shall be valued, depending on local convention or regulation, at the last sale price, the last bid or asked price, the mean between the last bid and asked prices, the official closing price, an auction price, or the pricing convention accepted as the official closing price by MSCI Inc., for their index calculations. If there are unexpected disruptions in the primary market or valuations from the primary market are deemed suspect, equity securities may be valued based on a pricing composite or valuations from another exchange as of the close of the regular trading hours on the appropriate exchange or other designated time.

Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments are valued at the latest bid quotation or an evaluated price from an independent pricing service. If a bid quotation or evaluated price from a pricing vendor is not available for short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instruments are valued at amortized cost, which approximates market value.

Long-term debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data.

Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out of the money and no bid

12  |  Semi-Annual Financial Statements and Other Information:  Oakmark ETFs

Harris Oakmark ETF Trust

Notes to Financial Statements (Unaudited) (continued)

is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. In the event that designated pricing vendors are unable to provide valuations or timely valuations for Flexible Exchange (“FLEX”) options on a given day, each FLEX option purchased or written may be valued using the Option Valuation (“OVME”) function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg’s proprietary calculations. If FLEX options are valued using the OVME function, they shall be valued at the mid of the buy and sell valuations produced by OVME.

To the extent available, prices for all portfolio investments held by the Funds shall be obtained from one or more pricing vendors designated by the custodian. If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with the Funds’ valuation procedures approved by the Board. As permitted by Rule 2a‑5 of the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee (as defined in the rule). The valuation designee is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with Fund policies and procedures. Although fair valuation may be more commonly used with equity securities of non-U.S. issuers, it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed-income securities. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3—significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2026, in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund’s Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Global ETF
Common Stocks	$33,137	$0	$0
Preferred Stocks	640	0	0
Short-Term Investments	0	297	0
Total	$33,777	$297	$0
International ETF
Common Stocks	$66,632	$0	$0
Preferred Stocks	1,251	0	0
Short-Term Investments	0	939	0
Total	$67,883	$939	$0
U.S. ETF
Common Stocks	$1,055,766	$0	$0
Short-Term Investments	0	7,762	0
Total	$1,055,766	$7,762	$0

Semi-Annual Financial Statements and Other Information:  Oakmark ETFs  |  13

Harris Oakmark ETF Trust

Notes to Financial Statements (Unaudited) (continued)

Offsetting assets and liabilities

ASC 210 requires entities to disclose gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. This disclosure is limited to derivative instruments, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions.

At March 31, 2026, none of the Funds held open forward foreign currency contracts.

At March 31, 2026, each Fund held investments in repurchase agreements. The gross value of these investments and the value of the related collateral are presented in each Fund’s Schedule of Investments. The value of the related collateral for each Fund exceeded the value of the repurchase agreements held at period end.

The value of the securities on loan and the value of the related collateral as of period end, if any, are included in the Securities lending section of Note 2 to Financial Statements.

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments in the Statements of Operations. Net realized gains and losses on foreign currency transactions arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and tax reclaims recorded and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions in the Statements of Operations. Unrealized gains and losses arising from changes in the fair value of assets and liabilities, other than investments in securities, resulting from changes in exchange rates are included in net change in unrealized appreciation (depreciation) on foreign currency translation in the Statements of Operations.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates. Unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period, if any, is included in the Statements of Assets and Liabilities. Realized gains and losses and the net change in unrealized appreciation (depreciation) on forward foreign currency contracts for the year, if any, are included in the Statements of Operations.

At March 31, 2026, none of the Funds engaged in forward foreign currency contracts.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income and expenses are recorded on an accrual basis. Discount is accreted on long-term fixed income securities using the yield-to-maturity method. Premium is amortized on long-term fixed income securities using the yield-to-earliest call method. Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Net realized gains and losses on investments are determined by the specific identification method.

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post spin-off or post reorganization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale under the U.S. Generally Accepted Accounting Principles. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty.

At March 31, 2026, none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At March 31, 2026, each Fund qualifies as a limited derivatives user under Rule 18f‑4 of the 1940 Act and has adopted policies and procedures to manage its derivatives risk.

At March 31, 2026, none of the Funds held when-issued securities.

14  |  Semi-Annual Financial Statements and Other Information:  Oakmark ETFs

Harris Oakmark ETF Trust

Notes to Financial Statements (Unaudited) (continued)

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

The Funds did not purchase or write any options during the period ended March 31, 2026.

Expense offset arrangement

State Street serves as the custodian of the Funds. State Street’s fee may be reduced by credits that are an earnings allowance calculated on the average daily cash balances each Fund maintains with State Street. Credit balances used to reduce the Fund’s custodian fees, if any, are reported as a reduction of total expenses in the Statements of Operations.

During the period ended March 31, 2026, none of the Funds received an expense offset credit.

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

At March 31, 2026, all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents, or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account. Security lending income, if any, net of any fees retained by the securities lending agent, is included in the Statements of Operations.

At March 31, 2026, none of the Funds had securities on loan.

Interfund lending

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an interfund lending program. This program provides an alternative credit facility that allows the Funds to lend money to, and borrow money from, all funds within the Trust and within the Harris Associates Investment Trust for temporary purposes (an “Interfund Loan”). All Interfund Loans are subject to conditions pursuant to the SEC exemptive order designed to ensure fair and equitable treatment of participating Funds. Any Interfund Loan would consist only of uninvested cash reserves that the lending Fund otherwise would invest in short term repurchase agreements or other short-term instruments.

During the period ended March 31, 2026, none of the Funds had interfund loans.

3.
TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with the Adviser. Under the investment advisory agreement, the Adviser bears all of its own costs associated with providing services to the Fund. In addition, the Adviser has contractually agreed to pay all operating expenses of the Funds, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition, voting and/or disposition of

Semi-Annual Financial Statements and Other Information:  Oakmark ETFs  |  15

Harris Oakmark ETF Trust

Notes to Financial Statements (Unaudited) (continued)

portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) acquired fund fees and expenses; (iv) dividend and interest expenses relating to short sales; (v) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule12b‑1 under the 1940 Act, including distribution fees; (vi) the compensation payable to the Adviser under the management agreement; (vii) securities lending expenses; (viii) costs of holding shareholder meetings and proxy related expenses; (ix) litigation and indemnification expenses; (x) tax reclaim expenses; and (xi) any extraordinary expenses. For serving as investment adviser and for providing administrative services, the Adviser receives from the Fund a monthly fee based on that Fund’s average daily net assets.

Global ETF, International ETF, and U.S. ETF will pay the Adviser a fee of 0.67%, 0.70%, and 0.64%, respectively, of each Fund’s average daily net assets for serving as investment adviser and for providing administrative services.

The Adviser has contractually undertaken to waive its management fee by 0.05% of each Fund’s average daily net assets until January 27, 2027. The advisory fee waiver amount was $5, $9 and $231 (in thousands) for Global ETF, International ETF and U.S. ETF, respectively and can be found on the Statements of Operations.

4.
FEDERAL INCOME TAXES

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. The Adviser has determined that no income tax provision for uncertain tax positions is required in the Funds’ financial statements.

At March 31, 2026, the cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows (in thousands):

Fund	Cost of Investments for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global ETF	$37,039	$1,068	$(4,033)	$(2,965)
International ETF	75,076	1,525	(7,779)	(6,254)
U.S. ETF	1,077,756	83,252	(97,480)	(14,228)

As of March 31, 2026, the short- and long-term capital losses available to offset future capital gains were as follows (in thousands):

Fund	Utilized During the Period	Short-Term	Long-Term	Total at Period End
Global ETF	$—	$—	$—	$—
International ETF	—	—	—	—
U.S. ETF	—	9,495	253	9,748

At March 31, 2026, the components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation)) were as follows (in thousands):

Fund	Undistributed Ordinary Income	Undistributed Long- Term Gain	Total Distributable Earnings
Global ETF	$69	$227	$296
International ETF	130	273	403
U.S. ETF	2,346	—	2,346

During the period ended March 31, 2026, the tax character of distributions paid was as follows (in thousands):

	Period Ended March 31, 2026	Period Ended September 30, 2025
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gain	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gain
Global ETF	$8	$—	$—	$—
International ETF	15	—	—	—
U.S. ETF	5,923	—	$17	$—

16  |  Semi-Annual Financial Statements and Other Information:  Oakmark ETFs

Harris Oakmark ETF Trust

Notes to Financial Statements (Unaudited) (continued)

On March 31, 2026, the Funds had temporary book/tax differences in undistributed earnings that were primarily attributable to deferrals of capital losses on wash sales. Temporary differences will reverse over time. The Funds have permanent differences in book/tax undistributed earnings primarily attributable to redemptions in kind.

Permanent differences incurred during the six-month period ended March 31, 2026, will result in the following reclassifications among the components of net assets for the year ended September 30, 2026 (in thousands):

Fund	Paid in Capital	Distributable Earnings
Global ETF	$—	$—
International ETF	—	—
U.S. ETF	89,264	(89,264)
5.
INVESTMENT TRANSACTIONS

For the period ended March 31, 2026, transactions in investment securities (excluding short-term, in-kind transaction and U.S. government securities) were as follows (in thousands):

Global ETF		International ETF	U.S. ETF
Purchases	$4,582	$13,578	$291,068
Proceeds from sales	3,032	8,010	9,802

For the period ended March 31, 2026, Global ETF, International ETF and U.S. ETF had in-kind purchase transactions (in thousands) of $34,962; $68,308; and $389,440, respectively and in-kind sale transactions (in thousands) of $0; $0; and 323,552, respectively. These amounts are excluded from the Portfolio Turnover Rate presented in the Financial Highlights.

During the period ended March 31, 2026, U.S. ETF engaged in engaged in purchase transactions (in thousands) totaling $265 with funds that have a common investment advisor.

6.
INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company’s voting securities during all or part of the period ended March 31, 2026. Purchase and sale transactions and dividend and interest income earned during the period on this securities are listed after the applicable Fund’s Schedule of Investments.

7.
NEW ACCOUNTING PRONOUNCEMENTS

During the period ended March 31, 2026, the Trust adopted FASB Accounting Standards Update No. 2023‑07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023‑07), which requires incremental disclosures related to a public entity’s reportable segments. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. In connection with the adoption of ASU 2023‑07, the Trust’s President has been designated as the Funds’ Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund’s single segment and deciding how to allocate the segment’s resources. The CODM has determined that each Fund is a single operating segment because the CODM monitors the operating results of each Fund separately and evaluates each Funds’ performance in accordance with each Fund’s principal investment strategies disclosed in its prospectus. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions, which is consistent with the results presented in each Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

8.
SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events existing in the Funds’ financial statements. The Adviser has determined that there are no material events that would require adjustment or disclosure in the Funds’ financial statements through the date of the publication of this report.

Semi-Annual Financial Statements and Other Information:  Oakmark ETFs  |  17

Oakmark ETFs

Financial Highlights For a share outstanding throughout each period

		Income from Investment Operations:			Less Distributions:
Net Asset Value, Beginning of Period		Net Investment Income(b)	Net Gain (Loss) on Investments (Both Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Period
Oakmark Global Large Cap ETF
Period Ended 3/31/26(a) +	$25.62	0.06	(1.66)	(1.60)	(0.01)	0.00	(0.01)	$24.01
Oakmark International Large Cap ETF
Period Ended 3/31/26(a) +	$25.39	0.06	(1.77)	(1.71)	(0.01)	0.00	(0.01)	$23.67
Oakmark U.S. Large Cap ETF
10/1/25-3/31/26+	$26.80	0.15	0.80	0.95	(0.19)	0.00	(0.19)	$27.56
9/30/25(c) +	$25.00	0.26	1.55	1.81	(0.01)	0.00	(0.01)	$26.80
Total Return		Net Assets, End of Period ($million)	Ratio of Net Investment Income to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Waiver/ Reimbursement to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Portfolio Turnover Rate
Oakmark Global Large Cap ETF
Period Ended 3/31/26(a) +	‑5.04%	$34.1	0.82%	†	0.67	%†	(0.05	%)†	0.62	%†	11%
Oakmark International Large Cap ETF
Period Ended 3/31/26(a) +	‑5.56%	$68.9	0.81%	†	0.70	%†	(0.05	%)†	0.65	%†	14%
Oakmark U.S. Large Cap ETF
10/01/25-3/31/26+	3.54%	$1,064.4	1.08%	†	0.64	%†	(0.05	%)†	0.59	%†	1%
9/30/25(c) +	8.05%	$698.7	1.15%	†	0.64	%†	(0.05	%)†	0.59	%†	11%
+
Unaudited.
†
Data has been annualized.
(a)
Commenced operations on December 11, 2025.
(b)
Computed using average shares outstanding throughout the period.
(c)
Commenced operations on December 3, 2024.

See accompanying Notes to Financial Statements.

18  |  Semi-Annual Financial Statements and Other Information:  Oakmark ETFs

Oakmark ETFs

Other Information

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in the Statement of Operations within the Fund’s Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Oakmark International Large Cap ETF and Oakmark Global Large Cap ETF Disclosure Regarding the Board of Trustees’ Initial Consideration and Approval of each Investment Advisory Agreement as Approved November 5, 2025

Prior to approving the investment advisory agreements with Harris Associates L.P. (the “Adviser”) (each, the “Agreement” and together, the “Agreements”), with respect to each of Oakmark International Large Cap ETF and Oakmark Global Large Cap ETF (each a “Fund”), the Board of Trustees (the “Board” or “Trustees”) of the Harris Oakmark ETF Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Adviser or the Funds (“Independent Trustees”), evaluated the Agreements at a meeting held on November 5, 2025.

The Board’s Committee on Contracts (the “Committee”) led the Board in its evaluation of the Agreements. The Committee is comprised entirely of Independent Trustees, and more than 75% of the Board is comprised of Independent Trustees. The Committee, together with the other Independent Trustees, requested, received, reviewed and considered materials provided by the Adviser in response to questions submitted by the Independent Trustees that they believed to be relevant to the evaluation of the Agreements in light of legal advice furnished to them by their legal counsel that is experienced in Investment Company Act of 1940 matters and that is independent from the Adviser (“Independent Counsel”); their own business judgment; and developments in the industry, the markets and open-end fund regulation and litigation. They also met with senior representatives of the Adviser regarding, among other things, its personnel, operations and financial condition as they relate to each Fund.

In connection with its deliberations, the Board also considered a broad range of information relevant to the Agreements that is provided to the Board (including its various standing committees) at meetings throughout the year and for the annual consideration of continuance of investment advisory agreements for the other investment companies in the Oakmark family of funds. The Independent Trustees were advised by Independent Counsel throughout their deliberations and receive, at least annually, from Independent Counsel a memorandum discussing the legal standards for their consideration of such investment advisory agreements. During the course of the year and during their deliberations regarding the Agreements, the Committee and the other Independent Trustees met with Independent Counsel separately from representatives of the Adviser. While the Board considered the approval of the Agreements for each of the Funds at the same meetings, the Board considered each Fund’s Agreement separately from those of each other Fund.

In connection with its approval of the Agreements, the Board evaluated the terms of the Agreements, the overall fairness of the Agreement to each Fund and whether the Agreements were in the best interests of each Fund and its shareholders. The Board considered all factors it deemed relevant with respect to each Fund, including the following factors: (1) the nature, extent, and quality of the services to be provided by the Adviser; (2) the expected costs of the services to be provided by the Adviser; (3) the extent to which economies of scale might be realized as each Fund grows; and (4) whether proposed fee levels reflect any such potential economies of scale for the benefit of each Fund’s shareholders. The Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board. This description is not intended to include all of the factors considered by the Board. The Trustees did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Agreements to each Fund and, through each Fund, its shareholders.

With respect to the Board’s consideration of the nature, extent and quality of the Adviser’s services to be provided to each Fund, the Board considered: the Adviser’s investment approach; the qualifications, experience and capabilities of, and the resources available to the Adviser’s investment and other personnel responsible for managing each Fund; the Adviser’s compliance program; and the Adviser’s long-term history of care and conscientiousness in the management of the other investment

Semi-Annual Financial Statements and Other Information:  Oakmark ETFs  |  19

Oakmark ETFs

companies in the Oakmark family of funds. The Board also considered historical composite performance of other funds or separate accounts advised or sub-advised by the Adviser with investment objectives, policies, and strategies similar to those of each Fund. The Board noted the extensive range of services that the Adviser would provide to each Fund beyond the investment management services. The Board considered that the Adviser would provide administrative services, including, among others, fund administration and accounting services, regulatory and legal obligation oversight, supervision of Fund operations and Board support. The Board also considered the Adviser’s policies and practices regarding trade execution, transaction costs, and allocation of portfolio transactions. The Board noted that the Adviser will also be responsible for monitoring compliance with each Fund’s investment objectives, policies and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board also considered that the Adviser’s responsibilities will include continual management of investment, operational, enterprise, legal, regulatory and compliance risks as they relate to each Fund. It also considered information regarding the Adviser’s processes for monitoring and managing each Fund’s related risk.

The Board also noted the Adviser’s contractual obligation to oversee each Fund’s various outside service providers, including its negotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs and business continuity programs, among other matters. The Board also considered the Adviser’s ongoing development of its own internal infrastructure, including, among other things, its operational and trading capabilities, and its information technology to support each Fund’s compliance structure through, among other things, cybersecurity programs, business continuity planning and risk management. In addition, the Board noted the positive compliance history of the Adviser. The Board also considered the ability of the Adviser to attract and retain qualified personnel to service each Fund.

With respect to the overall fairness of the Agreements, the Board considered the proposed fee structure for each Fund under its Agreement as compared to a peer group of funds with comparable investment programs provided by Broadridge Financial Solutions, Inc., an independent consulting firm that specializes in the analysis of fund industry data. Specifically, the Board considered each Fund’s proposed management fee and the management fees for other funds comparable in fund type and investment classification/objective to each Fund, and considered each Fund’s proposed total expense ratio, which reflects the total fees to be paid by an investor, and those of its peer group. The Board also considered each Fund’s unitary fee structure, under which each Fund would pay for most advisory and administrative services it requires for one set fee. In return for this unitary fee, the Adviser will provide or obtain certain of the services necessary for fund operations including, but not limited to, investment advisory, custody, audit, compliance and recordkeeping services. The Board considered that the unitary fee would lead to fund fees that are fixed over the contract period, rather than variable. The Board also considered the Adviser’s proposed contractual advisory fee waiver for each Fund.

With respect to Oakmark International Large Cap ETF and Oakmark Global Large Cap ETF, the Board noted that each Fund’s contractual management fee, actual management fee after waiver, and total expense ratio were each above the median of the comparable data for each Fund’s peers.

The Board also considered whether it would be appropriate to evaluate any anticipated economies of scale in relation to the services the Adviser would provide to each Fund, noting that, at the start-up phase of a fund, it may be too soon to anticipate the economies of scale in anything more than a general manner. The Board considered any fall-out benefits likely to accrue to the Adviser or its affiliates from their relationship with each Fund. While each Fund’s fee structure does not provide for a reduction of payments resulting from the use of breakpoints, the Board considered, among other things, each Fund’s unitary fee structure, the proposed contractual advisory fee waiver that reduces each Fund’s expenses at all asset levels, and the Adviser’s representation that each Fund was priced to scale.

The Board also considered other funds or separate accounts advised or sub-advised by the Adviser with investment objectives, policies, and strategies similar to those of the Funds, and compared the fees to be paid by the Funds to the fees paid by such comparable funds and/or separate accounts. The Board considered the appropriateness and reasonableness of any differences between the fees to be paid by such Fund and the fees paid by such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board considered the Adviser’s assertion that although the fees paid by some accounts were lower than the fees to be paid by each respective Fund, the difference reflected the Adviser’s greater level of responsibilities and significantly broader scope of services to the Funds, the more extensive regulatory obligations and risks associated with managing the Funds, and other financial considerations with respect to creation and sponsorship of the Funds.

The Board also considered the Adviser’s estimated costs in serving as each Fund’s investment adviser and manager. Finally, the Board considered the Adviser’s profitability analysis and noted that the Adviser anticipates generating a loss for the first year of each Fund’s operation for expenses in excess of the unitary fee.

Conclusion

In approving the Agreements, the Board, including all of the Independent Trustees, in its business judgment, concluded that approval of each Agreement was in the best interests of each Fund and its shareholders. In reaching this determination, the

20  |  Semi-Annual Financial Statements and Other Information:  Oakmark ETFs

Oakmark ETFs

Board considered that the nature, extent and quality of the services to be provided by the Adviser to each Fund were appropriate; that the management fee to be paid by each Fund to the Adviser was reasonable in light of the services to be provided; that the anticipated profitability of the Adviser’s relationship with each Fund appeared to be reasonable in relation to the services to be performed; and that the benefits accruing to the Adviser and its affiliates by virtue of their relationship with each Fund were reasonable in light of the costs and risks associated with providing the investment advisory and other services to each Fund and the benefits accruing to each Fund.

Semi-Annual Financial Statements and Other Information:  Oakmark ETFs  |  21

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding the basis for the approval of the investment advisory contracts with respect to Oakmark International Large Cap ETF and Oakmark Global Large Cap ETF are disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

During the period covered by this report, no material changes were made to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized, and reported within 90 days prior to the filing of this report, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	A copy of the Code is incorporated by reference to Harris Associates Investment Trust’s Form N-CSR, Investment Company Act file number 811-06279 (filed December 4, 2024).

(a)(2)	Not applicable.

(a)(3)	Certifications of Rana J. Wright, Principal Executive Officer, and Zachary D. Weber, Principal Financial Officer, Principal Accounting Officer and Treasurer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(3)(i) and (a)(3)(ii), respectively.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of Rana J. Wright, Principal Executive Officer, and Zachary D. Weber, Principal Financial Officer, Principal Accounting Officer and Treasurer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Oakmark ETF Trust

By:	/s/ Rana J. Wright
Rana J. Wright
Principal Executive Officer

Date:	May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Rana J. Wright
Rana J. Wright
Principal Executive Officer

Date:	May 22, 2026

By:	/s/ Zachary D. Weber
Zachary D. Weber
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:	May 22, 2026